Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee does not maintain a formal policy regarding the timing of equity awards to our executive officers. The timing of annual equity award grants to our executive officers is not coordinated in a manner that intentionally benefits our executive officers and such grants are made at the time equivalent grants are made to all other employees. All required approvals are obtained in advance of or on the actual grant date. The Compensation committee will continue to evaluate its equity grant policies as we continue to evolve and grow as a public company.